Van Eck VIP Trust

335 Madison Avenue, 19th Floor

New York, New York 10017

May 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Eck VIP Trust (the “Registrant”)
File Nos. 033-13019 and 811-05083
Post-Effective Amendment No. 76

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses contained in Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, filed on April 23, 2015, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 23, 2015, accession number 0000930413-15-001936.

If you have any questions or comments concerning the filing, please contact me at 212-293-2029.

Very truly yours,

/s/ Jonathan R. Simon

Jonathan R. Simon

Vice President, Secretary and Chief Legal Officer